Oct. 28, 2025
GMO Dynamic Allocation ETF
Investment Objective
The GMO Dynamic Allocation ETF (the “Fund”) seeks positive total return.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses[1]	0.00%
Acquired fund fees and expenses[1]	0.23%
Total annual Fund operating expenses	0.73%
Fee Waiver[2]	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%

[1] Based on estimated amounts for the current fiscal year.

[2] GMO has contractually agreed to waive or reduce its management fee, through at least November 2, 2026, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund’s investment in Underlying Funds (defined below).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one year amount shown reflects applicable expense waivers noted in the Expense Tables. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$210

1 Year	3 Years
$51	$210

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the most recent fiscal year end, it does not yet have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by owning a balanced portfolio of equity investments, fixed-income investments, and liquid alternative strategies. Initially, the Fund will most likely operate as a fund of funds investing primarily in shares of other investment companies managed by GMO (including other series of the Trust) and third parties (collectively, “Underlying Funds”) but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.

GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes and other factors, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations. Under normal circumstances, GMO intends to invest between 40% and 80% of the Fund’s net assets in equity investments, including Underlying Funds that invest primarily in equities. The factors GMO considers and investment methods GMO uses can change over time.

The Fund is permitted to invest in any asset class (e.g., U.S., non-U.S., and emerging market equity; U.S., non-U.S., and emerging market fixed income (including asset-backed securities and municipal bonds); and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region and at times may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration. In addition, the Fund may lend its portfolio securities.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Performance Information

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.